SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2025	2024
300,000,000 common shares of $0.01 par value each (December 31, 2024: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2025	2024
146,910,679 common shares of $0.01 par value each (December 31, 2024: 146,803,619 common shares of $0.01 par value each)	1,469	1,468

The Company's common shares are listed on the New York Stock Exchange.

Convertible bonds

On April 23, 2018, the Company issued a 4.875% senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. The bonds were convertible into common shares and matured on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital". During the year ended December 31, 2021, the Company purchased bonds with principal amount totaling $2.0 million. The equity component of these extinguished bonds was valued at $0.1 million and had been deducted from "Additional paid-in capital". In May 2023, the Company redeemed the full outstanding amount under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal of $84.9 million was settled in cash.

In April 2018, the Company issued a total of 3,765,842 new common shares, par value $0.01 per share, from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued had been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. During the year ended December 31, 2023, 3,765,142 of the loaned shares were transferred into the custody of another counterparty under a general share lending agreement. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2023, the fair value was determined to be nil. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent.

In December 2021, the Company entered into a general share lending agreement with a counterparty and 8,000,000 of the Company's shares were transferred into their custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2025 the fair value was determined to be nil (December 31, 2024: nil).

Issuance of shares

During the year ended December 31, 2025, the Company issued a total of 107,060 (December 31, 2024: 242,146) new shares after 400,000 (December 31, 2024: 510,000) share options were exercised. (See also Note 23: Share Option Plan).

During the year ended December 31, 2024, the Company issued a total of 8,000,000 common shares at a public offering price of $12.50 per share in connection with an underwritten U.S. public offering.
On November 21, 2025, the Board of Directors authorized a renewal of the Company's dividend reinvestment plan (“DRIP”), to register the sale of up to 10,000,000 common shares pursuant to the DRIP, to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned, or other cash amounts, in the Company’s common shares on a regular or one time basis, or otherwise. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, the Company may grant additional share sales to investors, from time to time, up to the amount registered under the plan. The DRIP will expire in April 2026 upon the automatic expiration of the underlying registration statement. The Company intends to file a prospectus supplement under a new shelf registration statement on Form F-3ASR in order to renew and continue the DRIP.

In May 2020, the Company entered into an equity distribution agreement with BTIG LLC (“BTIG”), as amended and restated in April 2022, under which the Company may, from time to time, offer and sell new common shares having aggregate sales proceeds of up to $100.0 million through an at-the-market program (the “ATM Program”). The ATM Program will expire in April 2026 upon the automatic expiration of the underlying registration statement. The Company intends to enter into an amended and restated equity distribution agreement with BTIG and file a prospectus supplement under a new shelf registration statement on Form F-3ASR in order to renew and continue the ATM Program.

No new common shares were issued and sold under the DRIP and ATM Program during the years ended December 31, 2025 and December 31, 2024.

Repurchase of shares

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of $100 million of the Company’s common shares (“Share Repurchase Program”). The authorization was reconfirmed during the year ended December 31, 2025 and is valid until June 2026. During the year ended December 31, 2025, the Company repurchased a total of 1,252,657 shares, at an average price of $7.98 per share, with principal amounts totaling $10.0 million. There were no shares repurchased by the Company under its Share Repurchase Program during the year ended December 31, 2024.

As of December 31, 2025, 2,347,752 (December 31, 2024: 1,095,095) shares were repurchased by the Company under its Share Repurchase Program, at an average price of $8.58 (December 31, 2024: $9.27) per share, with principal amounts totaling $20.2 million (December 31, 2024: $10.2 million), and held as treasury stock. The Company has $79.8 million remaining under the authorized Share Repurchase Program as of December 31, 2025 (December 31, 2024: $89.8 million). The specific timing and amounts of the repurchases will be in the sole discretion of the Company and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares.

During the year ended December 31, 2025, $125.1 million in dividends were paid from contributed surplus (December 31, 2024: $6.9 million).